SEMI-ANNUAL REPORT


                               AFL-CIO
                           Housing Investment
                                 Trust

                             JUNE 30, 1997





                [AFL-CIO HOUSING INVESTMENT TRUST LOGO HERE]

PERFORMANCE HIGHLIGHTS

FOR THE SIX MONTH PERIOD ENDED           JUNE 30, 1997      JUNE 30, 1996
----------------------------------------------------------------------------

Net Assets                         $1.48 billion          $1.26 billion
Participants investment              $49 million           $112 million
Reinvestment of income               $45 million            $37 million
Investment commitment               $209 million           $234 million
Investment fundings                 $187 million           $212 million
Number of participants                       394                    393
Units of participation                 1,368,793              1,193,829
Total gross rate of return, 1-year        10.25%                  6.80%

REPORT TO PARTICIPANTS

The AFL-CIO Housing Investment Trust completed an exceptionally productive six-month period on June 30, 1997, which we are pleased to detail in this semi-annual report. During the period, the Trust showed impressive growth and extensive investment activity with rates of return that continued to surpass industry benchmarks. The strong overall performance during the six-month period is a further reflection of the prudent management strategies that guide the Trust. Additionally, new financing products recently approved by participants are expected to enhance the Trust's ability to meet borrower needs in today's competitive markets.

With its high degree of investment security and established record of competitive returns, the Trust at mid-1997 continues to stand out as an attractive investment option for pension plans.

PERFORMANCE OF THE TRUST

The total net assets of the Trust reached an historic high of $1.48 billion at June 30, marking a seven percent increase during these six months. A total of $49 million in new investments were made in the Trust, and 5 new investors brought the total number of participants to 394 at mid-year. More than $45 million in earned income was reinvested by participants during the first six months of the year.

Despite considerable interest rate volatility during the first two quarters, both the Trust's short- and long-term returns at mid-year remained highly competitive to standard industry indices. The accompanying graph compares the one, three, five, and ten year total gross rates of return of the Trust with those of the Salomon Brothers Mortgage Index and the Lehman Brothers Aggregate Bond Index.
[GRAPHIC REPRESENTING 1, 3, 5 AND 10-YEAR PERFORMANCE OF THE TRUST AS
  COMPARED TO STANDARD INDUSTRY INDICES]


                                         1-year   3-year   5-year     10-year

AFL-CIO Housing Investment Trust          10.3%    10.1%     8.2%     9.6%
Salomon Brothers Mortgage Index            8.7%     8.8%     6.9%     9.1%
Lehman Brothers Aggregate Bond Index       8.2%     8.5%     7.1%     8.8%

The net value per unit of participation grew from $1,072.98 at the end of 1996 to $1,079.33 as of June 30. The number of units of participation increased from 1,289,082 to 1,368,793.

LOAN PRODUCTION

Vigorous loan production activity generated financing commitments of $209 million during the first two quarters of 1997. This included $184 million in commitments for 9 multifamily housing projects, plus another $25 million for single-family homes. The commitments during the first half of 1997 will provide more than 1,900 units of affordable housing in communities from New Jersey to California.

Also during this period, the Trust funded more than $187 million, compared to $212 million for the same period of 1996.

PORTFOLIO MANAGEMENT

Mortgage-backed securities continued to comprise the largest component of the Trust's long-term portfolio, with 39.8 percent at June 30. FHA mortgages were next, at 35.8 percent, followed by FHA construction loans, 18.2 percent, and local initiatives, 0.8 percent. The remaining 5.4 percent of the portfolio was invested in short-term securities.


[GRAPHIC OF PIE CHART REPRESENTING PORTFOLIO ALLOCATION AS OF JUNE 30, 1997]

Mortgage-Backed Securities        39.8%
FHA mortgages                     35.8%
FHA construction loans            18.2%
Local initiatives                  0.8%
Short-term                         5.4%

Ninety-nine percent of HIT's long-term investments were insured or guaranteed by the U.S. government or government-sponsored enterprises such as Fannie Mae or Freddie Mac.

Contributing significantly to HIT's impressive performance in the first two quarters was the active portfolio management strategy that guides Trust investments. This strategy, through continual monitoring and adjustment of portfolio duration, has enabled the Trust to realize gains and mitigate losses during changing financial markets, thereby maintaining consistently competitive returns for participants.

At the May meeting of Trust participants, HIT gained authorization for two new financing programs which will further diversify and balance the portfolio. Under the first program, HIT will offer secured bridge loans, filling a critical short-term financing need that many project sponsors face in the period before the equity payments from tax credit investors are due. Under the second, HIT is authorized to place a portion of funds into intermediate-term investments that will enhance yield while enabling the Trust to maintain a low cash position. The diversification gained through these new programs positions the Trust to compete more effectively with other lenders in the housing finance marketplace.

The Trust's performance continues to benefit from one of the most effective fund management structures in the industry. A combination of experienced personnel and sophisticated systems is in place to guide strategic decisions on Trust investments. As a result, administrative expenses for the Trust continue to be among the lowest in the industry. The annualized ratio of expenses to average net assets was .46 percent at June 30.

COMMUNITY PARTNERSHIPS

As a respected leader in the U.S. housing finance industry, the Trust continues to build relationships with other organizations concerned with affordable housing and community development. These relationships contributed significantly to HIT's success in structuring the wide variety of financing agreements negotiated during the first half of the year. State and local housing agencies, community organizations, and developers look to the Trust not only for its lending but for the technical expertise it can contribute. That expertise is critical in bringing complex financing plans to fruition. With the recent authorization to offer secured bridge loans, the Trust will be able to offer an even broader array of financing options to help its investment partners see their projects through to completion.

The Trust's successful partnerships gave rise to a variety of innovative housing initiatives in the first half of 1997. In a recent transaction, the HIT and the AFL-CIO Building Investment Trust, were both investors in a mixed-income high-rise on San Francisco Bay. Also during this period, families moved into two particularly notable HIT-financed apartment developments: one creating decent housing alternatives on the Texas-Mexican border at Laredo; and the other bringing new housing with on-site social services for families in South Central Los Angeles.

THE PERIOD AHEAD

The substantial growth and robust performance of the Trust during the first two quarters provide a foundation for further accomplishments in the second half of the year. As officers of the Trust, we will build on that foundation as well as pursue opportunities for new initiatives with housing partners that include HUD, Fannie Mae, Freddie Mac, and a growing number of state and local housing authorities that share the Trust's interest in affordable housing. We will continue to monitor actively the management of the Trust portfolio, and respond appropriately to changing market conditions in an ongoing effort to avoid risk and increase value.

All of this gives us every reason to anticipate continuing success for the Trust and its participants during the remainder of 1997 and the years ahead.

[signature of Stephen Coyle]               [signature of Helen R. Kanovsky]
Stephen Coyle                              Helen R. Kanovsky
Chief Executive Officer                    General Counsel

[signature of Michael M. Arnold]           [signature of James Campbell]
Michael M. Arnold                          James Campbell
Director of Investor Relations             Chief Investment Officer

1997 PARTICIPANTS MEETING

The 1997 Annual Meting of Participants was held in Washington, D.C. on May 13, 1997. The following matters were put to a vote of Participants, through the solicitation of proxies, at the meeting:

- Richard Ravitch was re-elected to chair the Board of Trustees by a vote of 998,487.0872 for, 652.0795 against, 4,098.6218 abstentions, and
    318,752.2297 votes not cast.

- The following table details votes pertaining to Trustees who were elected at the Annual Meeting:

                      Votes          Votes         Votes           Votes
Trustee                For          Against       Abstained       Not Cast

Robert A. Georgine  917,257.9391  15,034.5425    70,945.3069      318,752.2297
John T. Joyce       930,607.6892   1,684.7924    70,945.3069      318,752.2297
Alfred J. Fleischer 931,963.3662            0    71,274.4223      318,752.2297
Marlyn J. Spear     899,481.6149            0   103,756.1736      318,752.2297


- Trustees Arthur A. Coia, Terrence R. Duvernay, Frank Hanley, Frank Hurt, Walter Kardy, George Latimer, H.D. LaVere, A.L. Monroe, Tony Stanley, John
    J. Sweeney, Linda Chavez-Thompson, Richard L. Trumka and Patricia F. Wiegert were not up for election in 1997. Their terms continued after the date of the Annual Meeting.

- Arthur Andersen LLP was ratified as the Trust's Public Accountant by a vote of 999,165.4771 for, 150.1577 against, 3,922.1537 abstentions, and
    318,752.2297 votes not cast.

-   Amendments to the Trust's Charter were ratified to authorize investment in
    (A) construction or permanent loans issued or guaranteed by state housing finance agencies rated "A" or better by Standard & Poor's Inc., securities backed by such loans and interests in such loans or securities and (B) secured bridge loans by a vote of 997,183.2011 for, 10.0000 against, 6,044.5874 abstentions, and 318,752.2297 votes not cast.

- Wellington Management Company LLP was ratified as the Trust's Investment Advisor for short-term assets by a vote of 974,814.9057 for, 20,483.2273 against, 7,939.6555 abstentions, and 318,752.2297 votes not cast.

                            AFL-CIO
                       HOUSING INVESTMENT
                             TRUST

               SEMI-ANNUAL FINANCIAL STATEMENTS FOR
                THE SIX MONTHS ENDING JUNE 30, 1997

                      Statement of Assets and Liabilities
                               June 30, 1997
                                (Unaudited)

-----------------------------------------------------------------------------
ASSETS

Investments, at value (amortized cost $1,437,733,195)         $1,467,565,047
Cash                                                                 381,981
Accrued interest receivable                                       10,354,382
Accounts receivable                                                  350,284
Prepaid expenses and other assets                                    886,084
----------------------------------------------------------------------------
Total Assets                                                   1,479,537,778


----------------------------------------------------------------------------
LIABILITIES

Accounts payable and accrued expenses                                530,570
Redemptions payable                                                  250,000
Refundable deposits                                                  332,349
Income distribution payable, net
 of dividends reinvested of $7,711,780                             1,049,257
----------------------------------------------------------------------------
Total Liabilities                                                  2,162,176
----------------------------------------------------------------------------
Net assets applicable to participants' equity -
   certificates of participation; authorized unlimited;
   outstanding 1,368,793 units (note 5)                        $1,477,375,602
-----------------------------------------------------------------------------
Net asset value per unit of participation                           $1,079.33
-----------------------------------------------------------------------------
See accompanying notes to financial statements.

                        Schedule of Portfolio Investments
                                 June 30, 1997
                                    (Unaudited)
------------------------------------------------------------------------------
FHA MORTGAGES (35.8%)
                                         Face       Amortized
Interest Rate     Maturity Date         Amount        Cost        Value
-----------------------------------------------------------------------------
Single-family
    7.75%        Jul-2021 - Aug-2021      $2,128,082   2,128,082     2,126,035
    8.00%        Jul-2021                  2,091,894   2,101,031     2,120,338
   10.31%        Feb-2016                     78,493      78,493        85,223
   11.31%        Mar-2016                     89,745      89,745        99,454
                                        --------------------------------------
                                           4,388,214   4,397,351     4,431,049
                                        --------------------------------------

Multifamily
   6.50%         Aug-2004                 19,038,196  19,038,196    18,391,033
   7.25%         Dec-2028 - Feb-2029      33,911,585  34,467,251    33,046,602
   7.43%         May-2023                 18,063,175  18,448,021    17,756,050
   7.50%         Nov-2022                  7,660,925   7,858,072     7,588,265
   7.55%         Aug-2012                    972,919     721,139       962,899
   7.63%         Apr-2031                 33,186,824  33,194,542    33,199,136
   7.75%         Apr-2029                 23,346,526  23,353,410    23,840,218
   7.88%         Mar-2034                 12,410,687  12,607,635    12,594,250
   7.93%         Jul-2035                 19,713,067  19,722,201    20,242,142
   7.95%         Apr-2029                  1,740,500   1,740,500     1,762,551
   8.00%         Sep-2031 - Sep-2034      15,707,040  15,663,319    16,082,108
   8.13%         Aug-2029                 13,106,440  13,047,398    13,473,283
   8.18%         Feb-2036 - Nov-2036      41,236,204  40,689,785    42,617,124
   8.25%         Feb-2026 - Sep-2035      36,644,254  36,672,057    37,600,079
   8.30%         Nov-2027 - Aug-2033       8,579,479   8,525,394     8,917,238
   8.38%         Jan-2027 - Nov-2034      39,380,213  39,401,455    40,824,474
   8.40%         Apr-2012 - Jan-2028      14,801,904  14,443,364    15,179,306
   8.50%         Apr-2012 - Feb-2035      13,262,239  13,108,792    13,937,684
   8.60%         Jan-2028                  2,064,460   2,067,649     2,177,034
   8.63%         Dec-2029                  4,270,112   4,273,634     4,525,626
   8.64%         Sep-2028                  4,308,595   4,308,595     4,394,767
   8.65%         Jul-2022                  1,436,658   1,437,466     1,504,731
   8.70%         Jan-2027 - Feb-2033      13,324,149  13,546,735    13,701,257
   8.75%         May-2036 - Sep-2036      12,340,233  12,222,890    13,011,189
   8.80%         Oct-2032                  5,670,097   5,673,309     5,953,602
   8.88%         Sep-2029 - Jun-2036      32,320,008  32,233,968    34,322,762
   9.00%         Mar-2029 - Nov-2035      22,748,330  22,569,450    24,112,430
   9.13%         Apr-2031 - May-2035      16,474,731  16,479,500    17,340,433
   9.25%         Jun-2098 - Jun-2034       9,829,910   9,830,761    10,225,053
   9.31%         Dec-2032                    182,950     179,770       192,097
   9.38%         Jun-2032 - Jun-2034       6,829,899   6,912,018     7,212,995
   9.50%         Jul-2027                    381,731     391,900       408,453
   9.73%         Jan-2035                  6,442,390   6,444,081     6,571,237
   9.75%         Apr-2017 - Jan-2033       6,730,873   6,706,621     7,164,481
  10.00%         May-2002 - Mar-2031       5,900,589   5,900,589     6,018,041
  10.15%         Mar-2034                  1,970,648   1,970,648     2,108,594
  10.45%         Jan-2030                  1,223,971   1,225,292     1,248,450
  11.39%         Sep-2028                    375,439     370,919       375,439
                                        --------------------------------------
                                         507,587,951 507,448,327   520,583,113
                                         -------------------------------------
TOTAL FHA MORTGAGES                      511,976,165 511,845,679   525,014,162
                                         -------------------------------------


                     Schedule of Portfolio Investments
                            June 30, 1997
                              (Unaudited)

-----------------------------------------------------------------------------
FHA CONSTRUCTION LOANS (18.2%)
Interest Rates                       Commitment         Face     Amortized
Perm     Const     Maturity Date*      Amount          Amount     Cost          Value
-------------------------------------------------------------------------------------------------
Multifamily
   6.75%     6.75%     Mar-2021           $1,141,200           0             0          43,396
   6.75%     6.75%     Mar-2038            3,123,100           0             0         118,587
   7.50%     7.50%     May-2037           10,145,100   7,805,626     7,805,626       7,552,730
   7.55%     7.55%     Nov-2037            9,225,000   5,890,900     5,903,374       5,698,890
   7.63%     7.63%     Dec-2027           33,989,100  20,887,960    20,767,808      20,380,917
   7.63%     7.63%     Jun-2037           12,105,000   9,183,766     9,188,963       9,037,663
   7.70%     7.95%     Apr-2038           85,621,900  74,206,422    72,330,473      73,330,367
   7.75%     7.75%     Oct-2037            3,050,000   3,050,000     3,045,992       3,028,795
   7.75%     7.75%     Jan-2038            7,218,200   3,374,365     3,374,365       3,377,787
   7.80%     7.80%     Feb-2038           21,801,000   2,418,743     2,418,743       2,121,482
   7.85%     7.85%     Sep-2037            2,621,100   1,957,834     1,957,834       1,958,900
   7.88%     7.88%     Mar-2037            4,275,000   3,885,487     3,889,286       3,909,149
   7.88%     7.88%     Nov-2038            5,281,900           0             0          35,575
   7.90%     8.13%     Feb-2038           41,836,000  22,294,202    22,095,556      22,484,345
   7.91%     7.91%     Aug-2029           27,431,600   3,702,146     3,702,146       3,598,127
   7.97%     7.97%     Jul-2038            4,134,400     472,189       461,723         554,877
   8.00%     8.00%     Jul-2038            7,600,000   7,359,848     7,213,360       7,437,799
   8.13%     8.13%     Apr-2028            5,007,205   5,007,205     5,007,205       5,199,763
   8.13%     8.13%     Aug-2037           15,013,200  12,672,929    12,681,166      12,913,843
   8.13%     8.50%     Aug-2038            3,992,400   1,057,652     1,057,652       1,228,106
   8.25%     8.25%     Nov-2036            3,645,000   3,276,031     3,279,068       3,438,196
   8.25%     8.50%     Feb-2037            5,265,000   4,745,981     4,750,702       4,988,925
   8.30%     8.30%     Jun-2036            2,702,300   2,600,137     2,600,356       2,675,802
   8.31%     8.31%     Mar-2038           22,998,400  11,729,907    11,394,363      12,189,875
   8.75%     8.80%     Mar-2037           29,095,200  26,475,708    26,481,726      27,711,379
   9.25%     9.25%     May-2036           20,599,900  19,564,293    19,569,905      21,006,286
   9.40%     9.40%     Jan-2036            9,706,400   7,509,840     7,515,360       8,196,324
   9.90%     10.00%    Oct-2032            2,261,500   2,175,521     2,178,493       2,333,826
                                                     -----------------------------------------
Total FHA Construction Loans                         263,304,692   260,671,245     266,551,710
                                                     -----------------------------------------

*  Permanent mortgage maturity date.

                    Schedule of Portfolio Investments
                             June 30, 1997
                               (Unaudited)

-----------------------------------------------------------------------------
GNMA SECURITIES (21.4%)

                                          Face        Amortized
Interest Rate     Maturity Date          Amount         Cost         Value
------------------------------------------------------------------------------
Single-family
    7.00%      Apr-2026                 $9,637,489     9,525,742     9,468,833
    7.50%      Nov-2025 - Dec-2025       8,801,550     8,986,094     8,815,303
    8.00%      Mar-2017 - May-2027      88,987,207    90,727,425    90,954,591
    8.50%      Jul-2021 - Aug-2025      69,791,710    72,344,286    73,023,340
    9.00%      May-2016 - Jun-2025      23,985,626    25,044,557    25,451,859
    9.50%      Aug-2016 - Sep-2021       6,844,359     7,109,568     7,412,277
   10.00%      Jun-2019                     43,743        43,743        47,338
   11.00%      Jul-2015 - Sep-2016         239,789       239,789       271,640
   11.25%      Oct-2015                     89,544        89,544       102,932
   12.00%      Apr-2015 - Jun-2015          67,407        67,407        79,512
   12.25%      Apr-2015                     10,189        10,189        11,997
   13.00%      Jul-2014                      5,494         5,494         6,646
   13.25%      Dec-2014                      8,138         8,138         9,916
   13.50%      Aug-2014                      5,072         5,072         6,237
                                       ---------------------------------------
                                        208,517,319   214,207,049  215,662,418
                                       ---------------------------------------
Multifamily
    6.75%      Nov-2028                  13,157,430   13,195,654    12,756,224
    6.875%     Jan-2029                  22,447,196   22,524,660    21,704,073
    7.625%     Jul-2039                           0            0       300,000
    8.25%      May-2032                   4,630,723    4,705,575     4,723,338
    8.50%      Jan-2027-Jul-2029         13,395,762   13,509,080    13,932,904
    8.75%      Dec-2026                   4,409,814    4,409,814     4,548,723
    9.00%      Jun-2030-May-2031         12,728,497   12,140,368    13,619,491
    9.50%      Nov-2027                   4,612,671    4,612,671     4,843,305
    9.75%      Oct-2032                   9,700,242    9,702,091    10,379,259
    9.80%      Mar-2028                   4,218,221    4,218,221     4,336,858
   10.05%      May-2026                   1,263,724    1,263,724     1,296,896
   12.55%      Jun-2025                   6,133,106    6,040,361     6,305,599
                                         -------------------------------------
                                         96,697,386   96,322,219    98,746,670
                                         -------------------------------------
Total GNMA Securities                   305,214,704  310,529,268   314,409,089
                                        --------------------------------------
/TABLE

                     Schedule of Portfolio Investments
                             June 30, 1997
                              (Unaudited)

------------------------------------------------------------------------------
GNMA CONSTRUCTION LOANS (2.5%)

Interest Rates     Maturity     Commitment    Face    Amortized
Perm    Const        Date         *Amount     Amount    Cost        Value
------------------------------------------------------------------------------
Multifamily
6.75%   6.75%     Jan-2034   $3,733,300    3,091,384    2,590,646    2,899,419
7.50%   7.50%     May-2038    5,440,000    5,039,660    5,042,280    5,007,000
7.63%   7.63%     Oct-2037    7,615,000    4,845,711    4,774,525    4,711,815
7.63%   7.80%     May-2039   15,284,700            0            0       59,556
7.70%   7.85%     Apr-2037    9,041,900    7,974,638    8,014,902    7,883,084
7.80%   8.00%     Jan-2039   54,238,100    6,844,719    6,848,944    7,082,716
8.04%   7.88%     May-2039   20,958,350            0            0      317,575
8.25%   8.25%     Sep-2036    3,272,600    2,941,137    2,941,137    3,066,796
8.25%   8.25%     Sep-2037    9,934,800    5,442,455    5,446,178    5,831,557
                                          ------------------------------------
TOTAL GNMA CONSTRUCTION LOANS             36,179,704   35,658,611   36,859,519
                                         -------------------------------------
*  Permanent mortgage maturity date.
/TABLE

                   Schedule of Portfolio Investments
                           June 30, 1997
                             (Unaudited)
----------------------------------------------------------------------------
FNMA SECURITIES (12.5%)
Interest     Maturity     Commitment      Face     Amortized
Rate           Date*        Amount      Amount       Cost      Value
----------------------------------------------------------------------------
Single-family
7.00%    Jan-2004-Sep-2026           $5,927,043    5,973,696   5,814,059
7.50%    Jul-2024-Jun-2027           23,486,621   23,862,771  23,567,356
8.00%    Jun-2025-Jun-2027           39,705,383   39,886,681  40,623,570
8.25%    Oct-2021                       249,996      247,436     257,652
8.50%    Aug-2021-Oct-2026           21,172,616   21,590,021  21,979,822
9.00%    Jan-2024-May-2025            1,703,116    1,780,314   1,795,191
                                    -----------------------------------
                                     92,244,775   93,340,921  94,037,649
                                    -----------------------------------

Multifamily
7.63%    Apr-2012          $1,488,900         0            0      12,644
7.75%    Apr-2012           1,110,800         0            0      33,351
7.88%    Feb-2013-Apr-2027  4,222,900         0            0      49,770
8.00%    Nov-2019-May-2020            7,268,860    7,221,265   7,595,958
8.13%    May-2020                     8,421,916    8,358,484   8,762,516
8.25%    Jun-2008                     1,183,000    1,162,878   1,230,320
8.25%    Mar-2014           3,634,000         0            0     181,573
8.50%    Jan-2007                       504,881      500,000     515,244
8.50%    May-2012           2,332,389         0            0      81,611
8.63%    Sep-2006                       753,380      744,472     790,905
8.75%    Sep-2025                    10,939,000   10,939,000  11,420,316
8.88%    Sep-2025                     8,460,481    8,467,894   8,946,959
9.00%    Jan-2022                     1,134,238    1,123,256   1,157,009
9.13%    Jul-2012-Sep-2015           13,024,669   12,987,042  13,933,089
9.13%    May-2022             551,375         0            0      19,347
9.25%    Jun-2018-Sep-2026            6,986,370    6,938,414   7,634,530
9.75%    Feb-2023                     1,988,193    1,964,078   2,185,473
                                     ----------------------------------
                                     60,664,987   60,406,782  64,550,615
                                     ----------------------------------
Other
6.18%    May-99                       5,000,000    4,990,100   5,000,750
6.24%    May-99                      10,000,000    9,986,353  10,011,600
6.27%    May-99                      10,000,000    9,991,900  10,017,200
                                     ----------------------------------
                                     25,000,000   24,968,353  25,029,550
                                     ----------------------------------
TOTAL FNMA SECURITIES               177,909,762  178,716,056 183,617,814
                                     -----------------------------------
/TABLE

                       Schedule of Portfolio Investments
                                June 30, 1997
                                  (Unaudited)
-----------------------------------------------------------------------------
FHLMC SECURITIES (3.4%)
                                        Face     Amortized
Interest Rate     Maturity Date        Amount       Cost           Value
-----------------------------------------------------------------------------
Single-family
7.00%             May-2004-Feb-2027   $3,517,507    3,532,139    3,480,596
7.50%             Nov-2003-May-2027   10,057,546   10,159,853   10,157,299
8.00%             Jun-2024-May-2027   14,438,675   14,631,563   14,762,805
8.25%             Dec-2022               661,892      657,740      683,094
8.50%             Jul-2024-Jun-2025    9,739,392    9,814,604   10,125,924
9.00%             Mar-2025             2,196,283    2,230,984    2,321,883
                                      ------------------------------------
                                      40,611,295   41,026,884   41,531,601
                                      ------------------------------------

Multifamily
8.00%             Feb-2009             8,517,771    8,530,604    8,688,127
                                      ------------------------------------
TOTAL FHLMC SECURITIES                49,129,066   49,557,488   50,219,728
                                      ------------------------------------

---------------------------------------------------------------------------
Local Initiatives (0.8%)
Interest                      Commitment      Face     Amortized
  Rate       Maturity Date      Amount       Amount      Cost        Value
---------------------------------------------------------------------------
Multifamily
8.00%       Dec-2023-May-2025              5,938,013   5,917,210  5,896,134
8.38%       Feb-2007                         995,894   1,021,400  1,015,812
8.50%       Jan-2005          $1,016,160           0           0     35,735
8.63%       Jan-2008-Sep-2012  1,254,849           0           0      5,457
8.63%       Jun-2025                       1,446,920   1,446,920  1,450,726
9.13%       May-2017                         706,294     712,023    733,058
9.50%       Aug-2012-Apr-2024              2,212,261   2,224,065  2,322,874
                                           ---------------------------------
TOTAL LOCAL INITIATIVES                   11,299,382  11,321,619 11,459,796
                                          ----------------------------------

                     Schedule of Portfolio Investments
                            June 30, 1997
                             (Unaudited)

------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (5.4%)
                         Maturity               Face     Amortized
Description               Date      Rate       Amount      Cost         Value
------------------------------------------------------------------------------
Repurchase Agreement
   NationsBank      01-Jul-97 5.70%      6,000,000     6,000,000     6,000,000
                                        --------------------------------------
                                         6,000,000     6,000,000     6,000,000
Commercial Paper
   Corporate
     Receivable     01-Jul-97 6.30%      5,000,000     5,000,000     5,000,000
   PREFCO           02-Jul-97 5.57%      5,000,000     4,999,226     4,999,226
   Riverwoods
    Funding         07-Jul-97 5.55%      5,000,000     4,995,375     4,995,375
   Merrill Lynch
    & Co.           08-Jul-97 5.53%      5,250,000     5,244,355     5,244,355
   Prudential
    Funding Corp.   10-Jul-97 5.56%      5,000,000     4,993,050     4,993,050
   General Electric
    Capital Corp.   10-Jul-97 5.55%      5,300,000     5,292,646     5,292,646
   Goldman Sachs
    Group LP        11-Jul-97 5.55%      5,000,000     4,992,292     4,992,292
   Centric Funding
    Corp.           16-Jul-97 5.59%      5,000,000     4,988,354     4,988,354
   Fleet Funding
    Corp.           21-Jul-97 5.57%      5,000,000     4,984,528     4,984,528
   Bear Stearns
    Cos, Inc.       21-Jul-97 5.58%      5,000,000     4,984,500     4,984,500
   Morgan Stanley
    Group           21-Jul-97 5.58%      5,000,000     4,984,500     4,984,500
   Falcon Asset
    Securities      25-Jul-97 5.55%      5,035,000     5,016,371     5,016,371
   Ranger Funding   30-Jul-97 5.65%      5,000,000     4,977,243     4,977,243
   National Rural
    Utilities       14-Aug-97 5.55%      3,045,000     3,024,345     3,024,345
   Associates
     Corp., NA      26-Aug-97 5.60%      5,000,000     4,956,444     4,956,444
                                    ------------------------------------------
                                        73,630,000    73,433,229    73,433,229
                                    ------------------------------------------
Total Short-Term Investments            79,630,000    79,433,229    79,433,229
                                    ------------------------------------------
Total Investments                   $1,434,446,704 1,437,733,195 1,467,565,047
                                    ------------------------------------------
/TABLE

                          Statement of Operations
                              June 30, 1997
                                (Unaudited)
------------------------------------------------------------------------------
Investment Income
Interest:
  FHA mortgages                                                  $20,206,306
  FHA construction loans                                           9,860,580
  GNMA securities                                                 13,226,603
  GNMA construction loans                                            991,310
  FNMA securities                                                  6,271,306
  FHLMC securities                                                 1,875,620
  Local Initiatives                                                  572,775
  Short-term Investments                                           2,526,963
Premium amortization and other income                               (765,057)
-----------------------------------------------------------------------------
Total Income                                                      54,766,406
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Expenses
Salaries and fringe benefits                                       1,925,840
Administrative and general expenses                                  609,609
Legal fees                                                            92,712
Program development                                                  124,480
Consultant fees                                                       95,504
Auditing and tax accounting fees                                      38,000
Insurance                                                             87,455
Marketing and sales promotion                                        265,716
Trustee expenses                                                      23,175
----------------------------------------------------------------------------
Total Expenses                                                     3,262,491
----------------------------------------------------------------------------
Investment Income - net                                           51,503,915
----------------------------------------------------------------------------
Realized and unrealized gain (loss) on investments:
  Net realized gain on sale of investments                           379,546
  Change in unrealized appreciation on investments (Note 4)        8,615,665
-----------------------------------------------------------------------------
Net gain on investments                                            8,995,211
-----------------------------------------------------------------------------
Net increase in net assets resulting from operations             $60,499,126
-----------------------------------------------------------------------------
See accompanying notes to financial statements.
/TABLE

                        Statement of Changes in Net Assets
                              June 30, 1997
                               (Unaudited)
------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Investment income - net                                       $51,503,915
   Net realized and unrealized gain on investments                 8,995,211
----------------------------------------------------------------------------
Net increase in net assets resulting from operations              60,499,126
----------------------------------------------------------------------------
Distribution paid to participants or reinvested from:
   Investment Income - net                                       (51,503,915)
----------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS
   Proceeds from the sale of 45,965 units of participation        49,159,998

   Dividend reinvestment of 41,850 units of participation         44,716,128

   Payments for redemption of 8,105 units of participation        (8,658,901)
-----------------------------------------------------------------------------
Net increase from share transactions                              85,217,225
-----------------------------------------------------------------------------
Total Increase                                                    94,212,436

Net Assets at the beginning of period                          1,383,163,166
----------------------------------------------------------------------------
Net Assets at end of period                                   $1,477,375,602
----------------------------------------------------------------------------
See accompanying notes to financial statements.
/TABLE

           Supplemental Information - Selected Per Share Data and Ratios
                      For the Six Months Ended June 30, 1997,
             and the Years Ended December 31, 1996, 1995, 1994 and 1993
                                   (Unaudited)

                          Six Months
                            Ended                  December 31,
                         June 30, 1997   1996      1995      1994      1993
-----------------------------------------------------------------------------
PER SHARE DATA
Investment Income          $41.57       $84.10    86.50      87.13     91.83
Expenses                    (2.48)       (4.99)   (5.38)     (5.47)    (5.90)
------------------------------------------------------------------------------
Investment Income - net     39.09         79.11   81.12      81.66     85.93
Distribution from
  investment income - net  (39.09)       (78.76) (80.77)    (81.66)   (83.64)
Distribution from realized
  gain on investments        0.00          0.00    0.00       0.00     (2.29)
------------------------------------------------------------------------------
Net asset value
  Beginning of period    1,072.98      1,098.53   991.40  1,102.58  1,086.40
  Net realized and
   unrealized gains
   (losses) on
   investments.  Net
   increase (decrease)
   in net asset value        6.35        (25.55)  107.13   (111.18)    16.18
------------------------------------------------------------------------------
End of period          $1,079.33      $1,072.98 1,098.53    991.40  1,102.58
------------------------------------------------------------------------------
Ratios
  Ratio of expenses
   to average net assets    0.5%(1)        0.5%     0.5%      0.5%      0.5%

  Ratio of net investment
   income to net assets     7.3%(1)        7.3%     7.6%      7.8%      7.5%

  Portfolio turnover rate  12.8%(1)       20.3%    31.2%     27.5%     24.2%
------------------------------------------------------------------------------
Number of outstanding
 units at end of period   1,368,793    1,289,082  1,062,234  943,378  767,101
------------------------------------------------------------------------------
(1) Percents are annualized.

See accompanying notes to financial statements.
/TABLE

                    Notes to Financial Statements
                          June 30, 1997
                            (Unaudited)

1.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
       ------------------------------------------

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (the Trust) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940 as a no-load, open-end investment company. The Trust has obtained certain exemptions from the requirements of the Investment Company Act of 1940 which are described in the Trust's prospectus.

Participation in the Trust is limited to labor organizations and eligible pension, welfare and retirement plans which have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION

Investments are presented at value. Value determinations are summarized by specific category of investment as follows:

Long-term investments, consisting of permanent mortgages, mortgage-backed securities, construction loans and participation certificates, are valued using published prices or dealer bids, supported by the present value of the projected cash flows, discounted using market-based discount and prepayment rates, developed individually for each security. The market-based discount rate is composed of a risk-free yield (i.e., a U.S. Treasury Note with a weighted average life comparable to the security being valued) adjusted for an appropriate risk premium. The risk premium reflects actual premiums in the marketplace over the yield on U.S. Treasury securities of a comparable maturity to the security being valued. On loans for which the Trust finances the construction and permanent mortgage, value is determined by the total amount of the commitment for the term of the construction loan plus the permanent mortgage loan. For construction-only loans, the outstanding principal balance of the loan is used to approximate value, assuming no decline in credit quality.

Short-term investments, consisting of repurchase agreements, commercial paper and money market accounts that mature less than sixty days from the balance sheet date are valued at amortized cost, which approximates value. Short-term investments that mature more than sixty days from the balance sheet date are valued at the last reported sales price on the last business day of the month or the mean between the reported bid and ask price if there was no sale. Short-term investments maturing more than sixty days from the balance sheet date for which there are no quoted market prices are valued to reflect current market yields for securities with comparable terms and interest rates.

Additional information relative to investment terms and credit risks are described more fully in the Trust's prospectus.

       ------------------------------------------

FEDERAL INCOME TAXES

The Trust's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The total cost of the portfolio of investments for federal income tax purposes approximates the cost of all investments for financial statement purposes.


DISTRIBUTIONS TO PARTICIPANTS

At the end of each calendar month, pro rata distribution is made to participants of the net investment income earned during the preceding month. Amounts distributable but not disbursed as of the balance sheet date are classified as income distribution payable.

The Trust offers an income reinvestment plan that allows current participants to automatically reinvest their income distribution into Trust units of participation. Total reinvestment approximated 87 percent of distributable income for the six months ended June 30, 1997.


INVESTMENT INCOME

Interest income is recognized on an accrual basis. Commitment fees, points and other discounts or premiums resulting from the funding or acquisition of mortgage loans or mortgage-backed securities are accounted for as an adjustment to the cost of the investment and amortized over the estimated life of the mortgage loan or mortgage-backed security. Realized gains and losses from investment transactions are recorded on the trade date using an identified cost basis.

2.     TRANSACTIONS WITH AFFILIATES
       ----------------------------

During the six months ended June 30, 1997, certain members of the Trust's staff provided services to the AFL-CIO Building Investment Trust, a Maryland group trust. The total cost for these services and related expenses for the six months ended June 30, 1997, amounted to $702,834. The Trust was reimbursed for $472,730 of these costs, with the remaining amount of $230,104 included in the accompanying financial statements as accounts receivable.

3.     COMMITMENTS
       -----------

The assets of the Trust are invested in short-term investments until they are required to fund commitments for construction loans, mortgage-backed securities or permanent mortgages. At June 30, 1997, the Trust had remaining unfunded commitments of approximately $265,000,000 to fund construction and permanent mortgages, and other investments. The Trust is required to maintain a segregated account of securities in an amount no less than the total unfunded commitments less short-term investments.


4.     INVESTMENT TRANSACTIONS
       -----------------------

A summary of investment transactions for the separate instruments included in the Trust's investment portfolio, at amortized cost, for the six months ended June 30, 1997, follows:

                                  FHA                     GNMA
                     FHA      Construction     GNMA    Construction    FNMA        FHLMC      Local
                  Mortgages      Loans       Securities   Loans      Securities  Securities Initiatives
                ------------------------------------------------------------------------------------------
Balance,
 January 1, 1997 $467,114,866 $226,935,648  $350,327,284 $15,051,454 $151,306,696 $46,593,197 $12,285,761

Purchases and
 construction loan
 advances, net
 of discounts       1,740,500  106,722,216    15,092,733  20,599,185  36,213,684    6,625,446          0

Change in discount
 and premiums        (264,198)     262,917      (159,692)    (26,478)   (120,287)      15,834     (9,294)

Transfers          79,698,228  (64,966,403)  (14,731,825)          0            0            0          0

Principal
 reductions       (36,443,717)  (8,283,133)  (39,999,232)    (18,506)  (8,684,037)  (3,676,989)  (954,848)
                 -------------  -----------  -------------  ---------  -----------  -----------  ---------

Balance,
 June 30, 1997   $511,845,679  260,671,245   310,529,268  35,658,611  178,716,056   49,557,488 11,321,619
               -----------  ----------   ---------- ---------  ----------   --------- ---------
               -----------  ----------   ---------- ---------  ----------   --------- ---------

For the six months ended June 30, 1997, changes in gross unrealized appreciation and depreciation in value of investments were:

           Unrealized appreciation                            $30,621,035
           Unrealized depreciation                            (22,005,370)
                                                              ------------
           Net unrealized appreciation change                 $ 8,615,665
                                                              -----------
                                                              -----------

As of June 30, 1997, the accumulated unrealized appreciation in the value of investments of securities was $29,831,853; accumulated undistributed net realized gain on investment transactions totaled $361,633.


5.     PARTICIPANTS' EQUITY
       --------------------

Participants' equity consisted of the following at June 30, 1997:

   Amount invested and reinvested
     by current participants                     $1,446,637,790
   Excess of redemption over issue price
     for units of participation                        (248,176)
   Accumulated unrealized appreciation
     in the value of investments                     29,831,853
   Accumulated undistributed net
     realized gain on investments                       361,633
   Accumulated undistributed investment
     income - net                                       792,502
                                                 --------------
                                                 $1,477,375,602
                                                 --------------
                                                 --------------

6.   RETIREMENT AND DEFERRED COMPENSATION PLANS
      ------------------------------------------

The Trust participates in the AFL-CIO Staff Retirement Plan, which is a multi-employer defined benefit pension plan, covering substantially all employees. This plan was funded by employer contributions, at rates approximating 16.9 percent of employees' salaries during the six months ended June 30, 1997. The total Trust pension expense for the six months ended June 30, 1997, was approximately $261,000.

The Trust also participates in a deferred compensation plan, referred to as a 401(k) plan, covering substantially all employees. This plan permits an employee to defer the lesser of 15 percent of the employee's annual salary or the applicable IRS limit. The Trust matches dollar-for-dollar the first $1,250 of an employee contributions. The Trust's 401(k) contribution for the six months ended June 30, 1997, was approximately $44,000.

                 [AFL-CIO HOUSING INVESTMENT TRUST LOGO}

                             AFL-CIO
                     HOUSING INVESTMENT TRUST
                       1717 K STREET, N.W.
                           SUITE 707
                     WASHINGTON, DC 20006
                         (202) 331-8055